U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 24F-2
                         Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2

              Read instructions at end of Form before preparing Form.
                               Please print or type.


1.   Name and address of issuer:
     ICAP Funds, Inc.
     225 West Wacker Drive, Suite 2400
     Chicago, IL  60606

2.   Name of each series or class of funds for which this notice is filed:
     Discretionary Equity Portfolio
     Equity Portfolio


3.   Investment Company Act File Number:     811-8850

     Securities Act File Number:  33-86006


4.   Last day of fiscal year for which this notice is filed:
     December 31, 1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer s fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


6. Date of termination of issuer s declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
     Discretionary Equity Portfolio - Number:  647,785
     Sale Price:  $16,810,009

     Equity Portfolio - Number:  898,253
     Sale Price:  $23,848,623

9.   Number and aggregate sale price of securities sold during the fiscal year:
     Discretionary Equity Portfolio - Number:  1,392,981
     Sale Price:  $33,190,611

     Equity Portfolio - Number:  1,783,850
     Sale Price:  $42,888,716

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
     Discretionary Equity Portfolio - Number:  745,196
     Sale Price:  $16,380,602

     Equity Portfolio - Number:  885,597
     Sale Price:  $19,040,093

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
     Discretionary Equity Portfolio - Number:  78,723
     Sale Price:  $1,982,225

     Equity Portfolio - Number:  94,610
     Sale Price:  $2,429,267


12.  Calculation of registration fee:

(i) Aggregate sale  price of  securities sold  during the  fiscal year  in
reliance on rule 24f-2 (from Item 10):            $  35,420,695

(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): + 4,411,492

(iii) Aggregate price  of shares  redeemed or  repurchased during  the
fiscal year (if applicable):                        -  2,263,744

(iv) Aggregate   price  of   shares  redeemed   or  repurchased   and
previously applied  as a  reduction to  filing fees  pursuant to  rule
24e-2 (if applicable):                               +  -0-

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
(iii), plus line (iv)] (if applicable):                 37,568,443

(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
(see Instruction C.6):                                x  1/2900

(vii) Fee due [line (i) or line (v) multiplied by
line (vi)]:                                           $  12,954.64

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer s fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission s lockbox depository as described in Section 3a of the Commission s Rules of Informal and Other Procedures (17 CFR 202.3a). X

Date of mailing or wire transfer of filing fees to the Commission s lockbox depository: February 15, 1996

                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

            By (Signature and Title)*    /s/ Pamela H. Conroy

                                          Vice President

             Date  February 15, 1996

 *Please print the name and title of the signing officer below the signature.